Investment Strategy	Nov. 11, 2026
Sterling Capital Hedged BDC Income ETF
Prospectus [Line Items]
Strategy [Heading]	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”). The Fund will pursue its investment objective by investing primarily in a portfolio of publicly traded business development companies (“BDCs”) and, to a lesser extent, debt securities issued by BDCs (“BDC Bonds”). To qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in, the United States, be registered with the Securities and Exchange Commission (the “SEC”) and have elected to be regulated as a BDC under the Investment Company Act of 1940, as amended (the “1940 Act”). BDCs are vehicles whose principal business is to invest in, lend capital to or provide services to privately-held U.S. companies or thinly traded U.S. public companies. The Fund will typically invest in BDCs and BDC Bonds that at the time of purchase are rated investment grade, but at any given time the Fund may have investment exposure to BDCs, BDC Bonds or underlying portfolio investments of BDCs of any credit quality, including those that are rated below investment grade or unrated.

The Fund will also employ a dynamic option overlay strategy by writing covered call options and buying protective put and put-spread options on up to 100% of the Fund’s portfolio in order to generate income and mitigate or hedge against downside risk.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes in equity securities of BDCs, BDC Bonds and option strategies on BDCs. This investment policy is not fundamental, and if the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. For purposes of the Fund’s 80% investment policy, option strategies include, but are not limited to covered calls, protective puts and put-spread options. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. Given that the Fund will invest primarily in BDC’s and a significant portion of BDC’s have exposure to the financials sector, a significant portion of the Fund’s assets will have exposure to the financials sector.

The Investment Company Act of 1940 places limits on the percentage of the total outstanding stock of a BDC that may be owned by the Fund; however, a Securities and Exchange Commission rule applicable to the Fund permits it to invest in BDCs in excess of this limitation if certain conditions are met.

BDC Selection: Sterling Capital Management LLC (the “Adviser”) determines final weightings of BDC investments within the Fund through its asset allocation process. The Adviser will employ a bottom-up fundamental approach to stock selection, focused on identifying high-quality BDC franchises with attractive valuations and strong long-term credit characteristics.

The Sub-Adviser together with the Adviser seeks to concentrate the Fund’s exposure in what it identifies to be the highest quality BDC franchises, those with large scale and market leadership within the BDC sector. In selecting these franchises, the Sub-Adviser together with the Adviser focuses on BDCs that have strong relationships and sponsors that have demonstrated underwriting discipline and a track record of consistent credit performance. The Sub-Adviser together with the Adviser generally favors BDCs whose underlying loan portfolios exhibit low levels of non-accrual loans, strong interest coverage ratios across portfolio companies, and conservative leverage profiles.

Options Overlay: To mitigate (or hedge against) downside risk and generate income the Sub-Adviser will employ a dynamic option overlay strategy including writing covered call options, and buying protective put options and put-spread options.

Under the covered call option strategy, the Sub-Adviser will generally write “out-of-the-money” call options on up to approximately 100% of the value of the Fund’s portfolio. “Out-of-the-money” call options are call options whose underlying asset’s current market price is lower than that option’s strike price. The Sub-Adviser will typically invest in both exchange traded and over-the-counter out-of-the-money call options. The Sub-Adviser may write covered call options on a lesser percentage of the portfolio, based on its discretion and market outlook. The amount of cash flow generated by the covered call option writing strategy will be dependent on market prices and the volatility of the underlying common stocks at the time of each sale. In addition, the Sub-Adviser will seek to mitigate (or hedge against) downside risk in the portfolio by employing a protective put option or put-spread option strategy for capital preservation. The Fund employs these strategies to reduce exposure to market declines and to generate additional yield, while recognizing that the Fund may not fully benefit from strong positive market growth. The use of written covered call options may limit the Fund’s potential upside participation in the appreciation of the underlying securities.

The Fund will operate as a non-diversified fund under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in securities of issuers with principal business activities in the financial services industry.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	This investment policy is not fundamental, and if the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. For purposes of the Fund’s 80% investment policy, option strategies include, but are not limited to covered calls, protective puts and put-spread options. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.
Sterling Capital Macro-Led International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will pursue its investment objective through a globally diversified investment strategy that combines top-down investment analysis, active security selection, currency management, and risk management techniques.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes in equity securities of issuers located in countries throughout the world. This investment policy is not fundamental, and if the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% Policy, equity securities of issuers located in countries throughout the world are equity securities of issuers that are located in countries included within the Bloomberg Developed Markets ex North America Large & Mid Cap Index. Under normal circumstances, the Fund will invest primarily in equity securities listed in developed markets. However, the Fund may obtain limited exposure to emerging markets through investments in American Depositary Receipts (“ADRs”) or exchange-traded funds (“ETFs”). The Fund intends to invest in emerging market countries included in the Bloomberg Emerging Markets Large & Mid Cap Total Return Index, and the Fund's total exposure to emerging markets will generally not at the time of purchase exceed 10% of its net assets. The Fund may invest in securities of any market capitalization.

The Fund employs a disciplined, contrarian and value-oriented investment process that is guided primarily by a top-down, fundamental assessment of global investment opportunities. Guardian Capital LP (the “Sub-Adviser”) evaluates market conditions through a proprietary framework that incorporates analysis of three principal factors and associated variables: (i) the macroeconomic environment (e.g., economic activity, economic surveys, monetary & fiscal policies, and earnings and sales growth), (ii) market valuations (e.g., price/earnings multiples, price to book multiples, aggregate valuations, and distribution yields), and (iii) investor sentiment (e.g., historical performance, investment sentiment indices, investor positioning, and beta/realized volatility). Using this framework, the Sub-Adviser develops a forward-looking investment outlook, generally over a 12- to 18-month horizon, and determines the Fund’s overall portfolio positioning. Each factor is analyzed and assessed a score depending on the fundamental analysis research based on these variables. The sum of the score for the three factors will help the investment team in establishing investment convictions and security selection relative to the Fund’s strategy benchmark. The greater the score, the greater the exposure to the investment convictions relative to the benchmark weight. The lower the score, the lower the exposure relative to the benchmark weight. Each factor assessment is weighted equally in the overall scoring. The factors and variables analyzed are not limited solely to the examples described above, and the Sub-Adviser may consider other factors and variable from time to time in its discretion and as market conditions, investment opportunities, or risk assessments change. This analysis informs decisions regarding the Fund’s risk exposure, geographic allocations, country weightings, sector and industry exposures, thematic investment opportunities, currency positions, and security selection. Portfolio holdings and allocations may also be adjusted as market conditions, investment opportunities, or risk assessments change.

The Sub-Adviser actively manages the Fund’s currency exposures as part of the overall investment strategy to reduce risks associated with adverse currency movements and to provide an additional potential source of return. Currency positions may be established, adjusted, hedged, or otherwise managed based on the Sub-Adviser’s assessment of relative value, economic conditions, interest rate expectations, monetary policy developments, and other factors affecting foreign exchange markets.

The Fund may also use derivatives as part of its investment strategy to gain or reduce exposure to particular markets, countries, sectors, currencies, or securities; manage portfolio risk; hedge existing positions; equitize cash balances; or implement investment views in a cost-efficient manner. Derivatives used by the Fund may include, among others, futures contracts, forward foreign currency contracts, options, swaps, and other instruments that provide exposure to equity, currency, interest rate, or other market factors.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	This investment policy is not fundamental, and if the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% Policy, equity securities of issuers located in countries throughout the world are equity securities of issuers that are located in countries included within the Bloomberg Developed Markets ex North America Large & Mid Cap Index. Under normal circumstances, the Fund will invest primarily in equity securities listed in developed markets.
Sterling Capital AI Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by investing primarily in equity securities of companies that Guardian Capital LP, the Fund’s sub-adviser (the “Sub-Adviser”) identifies as being positioned to benefit from the investment, development, deployment, or adoption, of artificial intelligence (“AI”) technologies.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes in securities of AI Technology company leaders. This investment policy is not fundamental, and if the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. For purposes of the Fund’s 80% investment policy, AI Technology companies are businesses listed globally that either have meaningful exposure to businesses that generate revenue from AI-related activities or are investing heavily in AI technology. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.

The Fund’s investment team identifies AI Technology companies and AI Technology company “leaders” using a systematic, rules-based process in which the Sub-Adviser compiles, reviews and analyzes publicly available information about companies and their nexus to AI. Publicly available information includes, but is not limited to, company announcements, press releases and reports, SEC filings, regulatory reports, financial statements and other financial information, and earnings call transcripts (collectively, “Company Public Information”). Each company receives two ratings: an AI Centrality rating and an AI Economic Output rating. AI Centrality is measured on a scale of 0 to 4 and measures how central AI is to the company’s core business and whether a company has meaningful exposure to AI-related activities or is investing heavily in AI technology. The scale runs from no material relevance (0) to providing foundational AI infrastructure, such as AI chips or large-scale cloud computing (4). AI Economic Impact is measured on a scale from low to high and measures whether AI is affecting the company’s reported financial results, such as revenue, orders, pricing, margins and capital spending. Each company is also assigned to a category along the AI value chain, from energy and semiconductor equipment through AI models and applications. An “AI Technology” company is a company rated at least 2 for AI Centrality and at least medium for AI Economic Impact. A “leader” is an AI Technology company rated at least 3 for AI Centrality and high for AI Economic Impact. Companies satisfying both criteria are considered AI Technology company leaders for purposes of the Fund’s 80% investment policy. Ratings are updated periodically based on analysis and review of the publicly available information described above.

The Fund will operate as a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in securities of companies with principal business activities in groups of industries that comprise the information technology sector.

The Fund utilizes a proprietary investment process that consists of three principal phases: (i) creating an investable universe of AI Technology companies through AI-powered company identification, (ii) evaluating and ranking those companies using a proprietary AI-driven analytical system, and (iii) applying portfolio management review and discretion to construct the Fund’s portfolio.

Investment Process

The Sub-Adviser utilizes a proprietary AI-powered agentic research process (the “AI Agent”) to assist the Sub-Adviser in compiling, reviewing and analyzing Company Public Information. The AI Agent scans and extracts Company Public Information to identify companies that are actively investing in AI technology through either the development of critical AI infrastructure technology or the investment in AI solutions to improve their current business structure, which in turn are used to generate the Sub-Adviser’s AI Centrality and AI Economic Output ratings. After a company has received sufficient ratings to be included in the investable universe of AI Technology companies, the Sub-Adviser evaluates each company through a proprietary investment analytics platform that utilizes an ensemble methodology that incorporates multiple AI models and analytical techniques, including machine learning, deep learning, and large language models. The system analyzes a broad range of Company Public Information. Through this analysis AI Centrality and AI Economic ratings are further analyzed and refined and AI Technology company leaders are identified for investment.

All ratings are subject to review by the Sub-Adviser’s portfolio management team. The portfolio management team evaluates the highest-ranked companies and typically performs additional analysis of company-specific fundamentals, valuation considerations, market conditions, industry developments, macroeconomic factors, and portfolio-level risk characteristics. The team also reviews potential investments for consistency with the Fund’s investment objective, portfolio guidelines, and risk management parameters. While the Sub-Adviser uses information generated by these AI systems in making investment decisions and adjusting portfolio positions, the Sub-Adviser’s portfolio management team retains full authority and discretion over all investment decisions and is not required to purchase, hold, or sell any security based solely on recommendations generated by the AI systems. In addition, the Manager may determine to rely on a different database or selection process to construct or modify the portfolio in order to meet the Fund’s investment objective and strategies.

The Fund will invest primarily in equity securities of issuers located or organized in the United States. However, the Fund may also invest in non-U.S. issuers, including through investments in American Depositary Receipts (“ADRs”). The Fund may invest in securities of any market capitalization.

Use of Artificial Intelligence

The Fund’s investment process incorporates AI technologies as decision-support tools. These technologies are used to assist in identifying potential investment opportunities, analyzing information, and generating security rankings. AI models are not used to make final investment decisions for the Fund. All investment decisions are made by the Sub-Adviser, which maintains ultimate responsibility and discretion for the management of the Fund’s portfolio.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	This investment policy is not fundamental, and if the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. For purposes of the Fund’s 80% investment policy, AI Technology companies are businesses listed globally that either have meaningful exposure to businesses that generate revenue from AI-related activities or are investing heavily in AI technology. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.